9A. Intangible assets, net (Details) (ZHEJIANG, CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ZHEJIANG
Patents	2,850	2,950
Others	161	35
Gross	3,011	2,985
Less: Accumulated amortisation	(318)	(134)
Net	2,693	2,851
Amortisation expense	164	134	0